Huber Mid Cap Value Fund
Schedule of Investments
as of January 31, 2024 (Unaudited)

COMMON STOCKS - 96.6%	Shares	Value
Aerospace & Defense - 1.8%
Northrop Grumman Corp.	400	$178,704

Asset Management - 0.3%
Virtus Investment Partners, Inc.	109	25,736

Automotive - 6.3%
Goodyear Tire & Rubber Co.(a)	8,100	112,914
Miller Industries, Inc.	12,585	506,546
		619,460

Banking - 20.1%
Citigroup, Inc.	6,300	353,871
First Citizens BancShares, Inc. - Class A	350	528,499
First Horizon Corp.	21,417	304,978
Regions Financial Corp.	14,000	261,380
South State Corp.	2,052	170,521
Truist Financial Corp.	10,000	370,600
		1,989,849

Biotech & Pharmaceuticals - 1.1%
GSK PLC - ADR	2,800	110,432

Chemicals - 5.7%
Innospec, Inc.	2,788	323,715
Olin Corp.	4,559	237,387
		561,102

Consumer Services - 5.3%
Rent-A-Center, Inc.	15,800	524,560

Cosmetics/Personal Care - 1.1%
Kenvue, Inc.	5,000	103,800

Electric Utilities - 0.4%
Entergy Corp.	400	39,904

Food – 3.1%
Conagra Brands, Inc.	700	20,405
Herbalife Ltd.(a)	21,300	256,665
Lamb Weston Holdings, Inc.	266	27,249
		304,319

Health Care Facilities & Services - 2.7%
Select Medical Holdings Corp.	2,200	57,178
Tenet Healthcare Corp.(a)	2,500	206,850
		264,028

Industrial Support Services - 3.2%
United Rentals, Inc.	500	312,700

Insurance - 3.3%
CNO Financial Group, Inc.	4,510	122,582
Global Indemnity Group LLC - Class A	7,000	205,118
		327,700

Oil & Gas Producers - 13.3%
BP PLC - ADR	4,700	164,970
Cheniere Energy, Inc.	1,600	262,384
Golar LNG Ltd.	27,339	596,264
New Fortress Energy, Inc.	8,500	282,455
		1,306,073

Oil & Gas Services & Equipment - 6.1%
TETRA Technologies, Inc.(a)	142,924	598,852

Specialty Finance - 3.3%
Enova International, Inc.(a)	5,904	321,355

Technology Hardware - 0.6%
Comtech Telecommunications Corp.	9,687	61,319

Technology Services - 9.3%
KBR, Inc.	15,894	828,236
Science Applications International Corp.	700	89,362
		917,598

Telecommunications - 2.1%
AT&T, Inc.	11,700	206,973

Transportation & Logistics - 3.2%
FedEx Corp.	1,300	313,677

Transportation Equipment - 4.3%
Commercial Vehicle Group, Inc.(a)	65,788	426,964
TOTAL COMMON STOCKS (Cost $6,914,532)		9,515,105

REAL ESTATE INVESTMENT TRUSTS - 0.6%
Granite Real Estate Investment Trust	1,100	59,444
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $29,536)		59,444

SHORT-TERM INVESTMENTS - 2.7%
Money Market Funds - 2.7%
First American Government Obligations Fund - Class X, 5.25%(b)	133,132	133,132
First American Treasury Obligations Fund - Class X, 5.23%(b)	133,131	133,131
TOTAL SHORT-TERM INVESTMENTS (Cost $266,263)		266,263

TOTAL INVESTMENTS - 99.9% (Cost $7,210,331)		9,840,812
Other Assets in Excess of Liabilities - 0.1%		12,389
TOTAL NET ASSETS - 100.0%		$9,853,201

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of January 31, 2024.

Huber Mid Cap Value Fund
Summary of Fair Value Disclosure at January 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024:

Huber Mid Cap Value Fund
	Level 1	Level 2	Level 3	Total

Common Stocks	$9,515,105	$–	$–	$9,515,105
Real Estate Investment Trusts	59,444	–	–	59,444
Money Market Funds	266,263	–	–	266,263
Total Investments	$9,840,812	$–	$–	$9,840,812

Refer to the Schedule of Investments for industry classifications.